INCOME TAXES - Reconciliation Effective income tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
Income Tax Expense (Benefit) at statutory federal rate	$ (3,375,489)	$ (4,726,724)
Non-deductible items		1,899,065
Others		(74,923)
Changes in Valuation Allowance	2,887,012	2,902,582
Loss on extinguishment of debts	641,679
Total income taxes	$ (16,086)	$ 0
Tax Jurisdiction of Domicile [Extensible Enumeration]	United States
Percent
Statutory Federal Tax	20.00%	21.00%
Non-deductible items		(8.40%)
Others		0.30%
Change in valuation allowance	(17.50%)	(12.90%)
Loss on extinguishment of debts	(4.00%)
Effective Tax Rate	0.10%	0.00%
United States
Amount
Others	$ 105,201
Percent
Others	(1.00%)
India
Amount
Non-taxable bargain purchase gain	$ (445,427)
Others	$ 170,938
Percent
Non-taxable bargain purchase gain	2.70%
Others	(1.00%)